Organization (Details 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash	$ 13,623,849	$ 5,097,010	$ 5,714,563	$ 2,218,473
Accounts receivable	8,852,024	6,819,452
Accounts receivable - related party	353,513	373,339
Notes receivable, current	125,687	1,157,793
Prepayments	625,876	639,861
Due from related parties	675,623	763,977
Other current assets	1,128,262	1,297,995
Total current assets of VIE and its subsidiaries	25,384,834	$ 16,149,427
Notes receivable, non-current	970,620
Property and equipment, net	4,087,832	$ 3,715,981
Deferred tax assets, non-current	23,974
Other long term assets	41,729
Total non-current assets of VIE and its subsidiaries	5,624,155	$ 3,715,981
Total assets of VIE and its subsidiaries	31,008,989	19,865,408
LIABILITIES
Accounts payable	896,841	189,089
Accrued liabilities and other payables	(90,777)	(207,490)
Wages payable	2,803,294	2,041,226
Income taxes payable	1,014,595	477,740
Short term loans	$ 1,748,479	5,567,860
Due to related parties		2,422
Deferred tax liabilities, current	$ 35,273	181,482
Total current liabilities of VIE and its subsidiaries	$ 9,245,474	10,684,120
Deferred tax liabilities, non-current		4,450
Total non-current liabilities of VIE and its subsidiaries		4,450
Total liabilities of VIE and its subsidiaries	$ 9,245,474	10,688,570
VIE and VIE's subsidiaries [Member]
ASSETS
Cash	5,622,121	4,456,377
Accounts receivable	8,852,024	6,819,452
Accounts receivable - related party	353,513	373,339
Notes receivable, current	125,687	1,157,793
Prepayments	625,876	639,861
Due from related parties	675,623	763,977
Other current assets	1,128,262	1,297,995
Total current assets of VIE and its subsidiaries	17,383,106	$ 15,508,794
Notes receivable, non-current	970,620
Property and equipment, net	4,087,832	$ 3,715,981
Deferred tax assets, non-current	23,974
Other long term assets	41,729
Total non-current assets of VIE and its subsidiaries	5,124,155	$ 3,715,981
Total assets of VIE and its subsidiaries	22,507,261	19,224,775
LIABILITIES
Accounts payable	896,841	189,089
Accrued liabilities and other payables	2,682,458	2,157,006
Wages payable	2,803,294	2,041,226
Income taxes payable	1,014,595	477,740
Short term loans	$ 1,748,479	5,567,860
Due to related parties		2,422
Deferred tax liabilities, current	$ 35,273	181,482
Total current liabilities of VIE and its subsidiaries	$ 9,180,940	10,616,825
Deferred tax liabilities, non-current		4,450
Total non-current liabilities of VIE and its subsidiaries		4,450
Total liabilities of VIE and its subsidiaries	$ 9,180,940	$ 10,621,275